Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 11,902,173	₩ 12,617,394	₩ 13,006,196
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	47,597,637	47,188,174
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(35,680,781)	(34,556,379)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(14,683)	(14,401)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,319,260	1,260,712	1,248,200
Land [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,319,260	1,260,712
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	892,732	765,818	773,392
Buildings and structures [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,041,946	1,822,695
Buildings and structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,148,764)	(1,056,427)
Buildings and structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	185,826	210,987	234,879
Structures [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	965,034	955,360
Structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(777,607)	(742,772)
Structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,601)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,334,543	7,722,566	7,890,654
Machinery [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	38,731,865	38,191,687
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(31,385,515)	(30,457,696)
Machinery [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(11,807)	(11,425)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	284,284	369,007	485,157
Other | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,466,321	1,631,503
Other | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,181,476)	(1,262,496)
Other | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(561)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,372,525	1,608,219
Rights-of-use assets [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,559,944	2,645,207
Rights-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,187,419)	(1,036,988)
Rights-of-use assets [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	513,003	680,085	₩ 761,963
Construction in progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	513,267	681,010
Construction in progress [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ (264)	₩ (925)